American Century Investments®
Quarterly Portfolio Holdings
Short Duration Fund
December 31, 2023

Short Duration - Schedule of Investments
DECEMBER 31, 2023 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 36.9%
Aerospace and Defense — 0.7%
Boeing Co., 1.43%, 2/4/24	2,200,000	2,190,781
Boeing Co., 4.875%, 5/1/25	3,500,000	3,485,413
RTX Corp., 5.75%, 11/8/26	3,850,000	3,957,191
		9,633,385
Automobiles — 2.8%
American Honda Finance Corp., 0.55%, 7/12/24	6,000,000	5,850,385
Ford Motor Credit Co. LLC, 5.125%, 6/16/25	2,000,000	1,975,729
Ford Motor Credit Co. LLC, 3.375%, 11/13/25	1,000,000	957,383
General Motors Financial Co., Inc., 1.05%, 3/8/24	5,000,000	4,955,668
General Motors Financial Co., Inc., 1.20%, 10/15/24	5,000,000	4,827,654
General Motors Financial Co., Inc., 5.40%, 4/6/26	3,000,000	3,020,001
Hyundai Capital America, 5.80%, 6/26/25(1)	2,143,000	2,155,234
Hyundai Capital America, 5.95%, 9/21/26(1)	5,000,000	5,087,324
Toyota Motor Credit Corp., 4.45%, 5/18/26	3,110,000	3,106,411
Toyota Motor Credit Corp., 5.40%, 11/20/26	3,850,000	3,942,852
Volkswagen Group of America Finance LLC, 6.00%, 11/16/26(1)	3,040,000	3,114,532
		38,993,173
Banks — 10.6%
Australia & New Zealand Banking Group Ltd., 4.50%, 3/19/24(1)	2,550,000	2,542,816
Banco Santander SA, 5.59%, 8/8/28	3,700,000	3,776,596
Banco Santander SA, VRN, 6.53%, 11/7/27	4,800,000	4,966,665
Bank of America Corp., VRN, 3.46%, 3/15/25	2,200,000	2,189,834
Bank of America Corp., VRN, 5.93%, 9/15/27	5,175,000	5,282,665
Bank of America Corp., VRN, 4.95%, 7/22/28	3,325,000	3,326,054
Bank of America Corp., VRN, 5.82%, 9/15/29	1,365,000	1,409,901
Bank of Montreal, 5.92%, 9/25/25	3,430,000	3,485,498
Bank of Montreal, 5.27%, 12/11/26	647,000	656,193
Bank of Nova Scotia, 5.35%, 12/7/26	3,400,000	3,458,373
Barclays PLC, VRN, 6.50%, 9/13/27	2,765,000	2,843,670
Barclays PLC, VRN, 7.39%, 11/2/28	1,880,000	2,010,290
BPCE SA, 4.625%, 7/11/24(1)	4,683,000	4,633,665
BPCE SA, 5.15%, 7/21/24(1)	5,515,000	5,468,826
BPCE SA, VRN, 6.71%, 10/19/29(1)	2,725,000	2,872,238
Canadian Imperial Bank of Commerce, 5.93%, 10/2/26	3,610,000	3,715,952
Canadian Imperial Bank of Commerce, 5.00%, 4/28/28	1,385,000	1,394,235
Citibank NA, 5.49%, 12/4/26	4,190,000	4,267,010
Citibank NA, 5.80%, 9/29/28	3,445,000	3,599,252
Citigroup, Inc., VRN, 3.67%, 7/24/28	875,000	834,477
Credit Agricole SA, 4.125%, 1/10/27(1)	1,150,000	1,116,431
Credit Agricole SA, VRN, 6.32%, 10/3/29(1)	1,433,000	1,502,313
Danske Bank A/S, VRN, 6.26%, 9/22/26(1)	3,383,000	3,443,469
DNB Bank ASA, VRN, 0.86%, 9/30/25(1)	3,700,000	3,574,211
Fifth Third Bancorp, 4.30%, 1/16/24	3,505,000	3,500,710
HSBC Holdings PLC, VRN, 5.89%, 8/14/27	7,005,000	7,105,170
Huntington National Bank, 5.65%, 1/10/30	1,700,000	1,716,334
Huntington National Bank, VRN, 5.70%, 11/18/25	3,120,000	3,082,393
Intesa Sanpaolo SpA, 4.00%, 9/23/29(1)	4,655,000	4,241,464
JPMorgan Chase & Co., VRN, 6.07%, 10/22/27	270,000	277,859

JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	2,200,000	2,118,485
JPMorgan Chase & Co., VRN, 5.30%, 7/24/29	8,620,000	8,751,867
KeyBank NA, 4.39%, 12/14/27	2,390,000	2,249,503
KeyCorp, VRN, 3.88%, 5/23/25	2,800,000	2,737,994
Lloyds Banking Group PLC, VRN, 5.99%, 8/7/27	1,254,000	1,276,835
Lloyds Banking Group PLC, VRN, 5.87%, 3/6/29	2,265,000	2,322,197
National Bank of Canada, 5.60%, 12/18/28	3,080,000	3,159,935
PNC Financial Services Group, Inc., VRN, 6.62%, 10/20/27	2,695,000	2,796,726
Societe Generale SA, 3.875%, 3/28/24(1)	5,255,000	5,230,719
Sumitomo Mitsui Financial Group, Inc., 4.44%, 4/2/24(1)	3,520,000	3,506,683
Toronto-Dominion Bank, 5.26%, 12/11/26	702,000	716,137
Truist Bank, 3.625%, 9/16/25	751,000	726,277
Truist Bank, 3.30%, 5/15/26	2,686,000	2,564,779
Truist Financial Corp., VRN, 7.16%, 10/30/29	886,000	957,549
U.S. Bancorp, VRN, 5.78%, 6/12/29	3,285,000	3,377,183
Wells Fargo & Co., VRN, 5.57%, 7/25/29	5,234,000	5,347,380
Wells Fargo & Co., VRN, 6.30%, 10/23/29	1,415,000	1,492,176
Wells Fargo Bank N.A., 5.25%, 12/11/26	3,455,000	3,498,554
Westpac Banking Corp., 5.54%, 11/17/28	2,130,000	2,215,670
		147,341,213
Building Products — 0.2%
Carrier Global Corp., 5.80%, 11/30/25(1)	2,310,000	2,341,758
Capital Markets — 2.5%
Ares Capital Corp., 4.25%, 3/1/25	3,650,000	3,571,056
Blue Owl Capital Corp., 5.25%, 4/15/24	3,440,000	3,430,457
Blue Owl Capital Corp., 3.40%, 7/15/26	398,000	370,260
Charles Schwab Corp., 5.875%, 8/24/26	4,675,000	4,796,543
Charles Schwab Corp., VRN, 5.64%, 5/19/29	1,390,000	1,426,593
Charles Schwab Corp., VRN, 6.20%, 11/17/29	797,000	836,250
Goldman Sachs Group, Inc., VRN, 5.86%, 10/21/24	6,775,000	6,767,401
LPL Holdings, Inc., 6.75%, 11/17/28	766,000	817,050
Macquarie Bank Ltd., 5.39%, 12/7/26(1)	1,567,000	1,588,591
Morgan Stanley, VRN, 5.16%, 4/20/29	2,671,000	2,687,847
Morgan Stanley, VRN, 5.45%, 7/20/29	3,360,000	3,425,668
Morgan Stanley, VRN, 6.41%, 11/1/29	3,835,000	4,066,921
UBS Group AG, VRN, 5.71%, 1/12/27(1)	1,200,000	1,207,087
		34,991,724
Commercial Services and Supplies — 0.2%
Veralto Corp., 5.50%, 9/18/26(1)	3,080,000	3,120,694
Construction and Engineering — 0.3%
Quanta Services, Inc., 0.95%, 10/1/24	4,000,000	3,856,636
Consumer Finance — 2.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, 7/15/25	2,950,000	2,988,711
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.10%, 1/15/27	2,812,000	2,873,287
American Express Co., VRN, 5.39%, 7/28/27	5,270,000	5,331,915
Avolon Holdings Funding Ltd., 3.95%, 7/1/24(1)	5,049,000	4,982,939
Avolon Holdings Funding Ltd., 2.875%, 2/15/25(1)	2,000,000	1,930,624
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	2,600,000	2,653,406
BOC Aviation USA Corp., 1.625%, 4/29/24(1)	3,030,000	2,991,871
Capital One Financial Corp., VRN, 7.15%, 10/29/27	1,653,000	1,716,974
Synchrony Financial, 4.25%, 8/15/24	4,280,000	4,234,799
		29,704,526
Containers and Packaging — 0.7%
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	1,045,000	1,027,302

Graphic Packaging International LLC, 0.82%, 4/15/24(1)	8,500,000	8,387,255
		9,414,557
Diversified REITs — 0.6%
Agree LP, 2.00%, 6/15/28	4,015,000	3,486,154
Brixmor Operating Partnership LP, 3.90%, 3/15/27	3,710,000	3,540,388
Spirit Realty LP, 4.45%, 9/15/26	1,750,000	1,717,184
		8,743,726
Diversified Telecommunication Services — 0.3%
AT&T, Inc., 7.30%, 8/15/26	2,015,000	2,101,896
Sprint Capital Corp., 6.875%, 11/15/28	1,906,000	2,066,516
		4,168,412
Electric Utilities — 1.9%
American Electric Power Co., Inc., 2.03%, 3/15/24	5,000,000	4,959,630
Black Hills Corp., 1.04%, 8/23/24	7,000,000	6,796,440
Emera US Finance LP, 0.83%, 6/15/24	6,000,000	5,849,736
NextEra Energy Capital Holdings, Inc., 4.26%, 9/1/24	3,000,000	2,972,670
NextEra Energy Capital Holdings, Inc., 4.45%, 6/20/25	5,280,000	5,234,635
		25,813,111
Electrical Equipment — 0.3%
Regal Rexnord Corp., 6.05%, 2/15/26(1)	4,380,000	4,429,397
Electronic Equipment, Instruments and Components — 0.4%
Teledyne Technologies, Inc., 0.95%, 4/1/24	5,250,000	5,190,697
Entertainment — 0.1%
Warnermedia Holdings, Inc., 3.64%, 3/15/25	471,000	461,025
Warnermedia Holdings, Inc., 3.76%, 3/15/27	917,000	878,981
		1,340,006
Financial Services — 0.6%
Antares Holdings LP, 2.75%, 1/15/27(1)	1,091,000	967,363
Corebridge Global Funding, 5.75%, 7/2/26(1)	3,085,000	3,127,286
Corebridge Global Funding, 5.90%, 9/19/28(1)	3,460,000	3,570,045
		7,664,694
Food Products — 0.2%
Mondelez International, Inc., 2.125%, 3/17/24	904,000	897,008
Mondelez International, Inc., 2.625%, 3/17/27	1,215,000	1,146,714
		2,043,722
Health Care Equipment and Supplies — 0.3%
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	3,920,000	3,781,232
Health Care Providers and Services — 1.1%
Centene Corp., 4.25%, 12/15/27	3,370,000	3,249,736
CVS Health Corp., 5.00%, 2/20/26	3,000,000	3,014,899
HCA, Inc., 5.20%, 6/1/28	1,895,000	1,915,644
IQVIA, Inc., 5.70%, 5/15/28(1)	1,294,000	1,319,634
IQVIA, Inc., 6.25%, 2/1/29(1)	1,700,000	1,776,835
Universal Health Services, Inc., 1.65%, 9/1/26	3,922,000	3,569,914
		14,846,662
Hotels, Restaurants and Leisure — 0.5%
Hyatt Hotels Corp., 5.75%, 1/30/27	857,000	876,214
International Game Technology PLC, 6.50%, 2/15/25(1)	1,474,000	1,476,450
Marriott International, Inc., 5.45%, 9/15/26	4,000,000	4,070,698
		6,423,362
Industrial REITs — 0.2%
LXP Industrial Trust, 6.75%, 11/15/28	3,080,000	3,240,440
Insurance — 1.1%
Athene Global Funding, 2.51%, 3/8/24(1)	3,750,000	3,725,527

Athene Global Funding, 1.45%, 1/8/26(1)	4,015,000	3,702,017
GA Global Funding Trust, 0.80%, 9/13/24(1)	4,150,000	3,989,728
Metropolitan Life Global Funding I, 5.05%, 1/6/28(1)	4,250,000	4,297,401
		15,714,673
IT Services — 0.3%
Black Knight InfoServ LLC, 3.625%, 9/1/28(1)	2,352,000	2,239,057
Kyndryl Holdings, Inc., 2.70%, 10/15/28	2,684,000	2,368,048
		4,607,105
Life Sciences Tools and Services — 1.0%
Illumina, Inc., 5.80%, 12/12/25	4,200,000	4,217,126
Revvity, Inc., 0.85%, 9/15/24	5,000,000	4,828,784
Thermo Fisher Scientific, Inc., 5.00%, 12/5/26	4,600,000	4,670,785
		13,716,695
Machinery — 0.7%
CNH Industrial Capital LLC, 3.95%, 5/23/25	4,543,000	4,466,733
Parker-Hannifin Corp., 3.65%, 6/15/24	5,000,000	4,953,608
		9,420,341
Media — 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.15%, 11/10/26	711,000	727,077
Cox Communications, Inc., 3.15%, 8/15/24(1)	4,250,000	4,180,510
		4,907,587
Metals and Mining — 0.1%
Nucor Corp., 3.95%, 5/23/25	2,016,000	1,985,398
Multi-Utilities — 1.3%
Ameren Corp., 5.70%, 12/1/26	2,310,000	2,363,375
CenterPoint Energy, Inc., 5.25%, 8/10/26	5,000,000	5,047,401
DTE Energy Co., 4.22%, 11/1/24	3,006,000	2,972,707
Sempra, 3.30%, 4/1/25	3,006,000	2,935,060
WEC Energy Group, Inc., 4.75%, 1/9/26	5,000,000	4,982,542
		18,301,085
Oil, Gas and Consumable Fuels — 1.5%
Columbia Pipelines Holding Co. LLC, 6.04%, 8/15/28(1)	4,110,000	4,245,089
Enbridge, Inc., 5.90%, 11/15/26	3,000,000	3,081,079
Enbridge, Inc., VRN, 6.03%, 2/16/24	5,500,000	5,501,617
Energy Transfer LP, 6.05%, 12/1/26	3,470,000	3,569,624
Hess Corp., 3.50%, 7/15/24	1,515,000	1,497,586
SA Global Sukuk Ltd., 0.95%, 6/17/24(1)	1,040,000	1,018,569
Williams Cos., Inc., 5.40%, 3/2/26	2,000,000	2,020,598
		20,934,162
Paper and Forest Products — 0.4%
Georgia-Pacific LLC, 0.625%, 5/15/24(1)	5,000,000	4,910,815
Passenger Airlines — 0.5%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	2,637,821	2,620,732
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(1)	3,870,000	3,808,290
		6,429,022
Personal Care Products — 0.2%
Kenvue, Inc., 5.50%, 3/22/25	3,000,000	3,026,807
Pharmaceuticals — 0.6%
Viatris, Inc., 1.65%, 6/22/25	5,000,000	4,736,730
Zoetis, Inc., 5.40%, 11/14/25	4,167,000	4,203,045
		8,939,775
Residential REITs — 0.2%
Camden Property Trust, 4.10%, 10/15/28	3,364,000	3,275,702

Retail REITs — 0.4%
Kimco Realty OP LLC, 4.45%, 1/15/24	1,580,000	1,578,407
NNN REIT, Inc., 4.30%, 10/15/28	4,117,000	4,000,626
		5,579,033
Semiconductors and Semiconductor Equipment — 0.2%
NXP BV / NXP Funding LLC, 5.35%, 3/1/26	2,282,000	2,294,790
Software — 0.1%
Oracle Corp., 2.65%, 7/15/26	2,010,000	1,906,715
Specialized REITs — 0.5%
VICI Properties LP, 4.375%, 5/15/25	7,000,000	6,883,540
Specialty Retail — 0.2%
Lowe's Cos., Inc., 3.10%, 5/3/27	2,330,000	2,232,291
Textiles, Apparel and Luxury Goods — 0.3%
Tapestry, Inc., 7.00%, 11/27/26	4,060,000	4,210,665
Trading Companies and Distributors — 0.3%
Air Lease Corp., 0.80%, 8/18/24	2,210,000	2,142,975
Aircastle Ltd., 5.25%, 8/11/25(1)	1,695,000	1,671,820
		3,814,795
TOTAL CORPORATE BONDS (Cost $507,002,393)		510,174,123
U.S. TREASURY SECURITIES — 35.8%
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	9,229,010	9,204,528
U.S. Treasury Inflation Indexed Notes, 1.625%, 10/15/27	3,115,470	3,092,752
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/28	1,025,610	999,235
U.S. Treasury Notes, 1.50%, 2/15/25(2)	5,000,000	4,825,977
U.S. Treasury Notes, 1.125%, 2/28/25(2)	34,000,000	32,662,578
U.S. Treasury Notes, 4.625%, 6/30/25	70,000,000	70,176,367
U.S. Treasury Notes, 5.00%, 8/31/25	30,000,000	30,280,664
U.S. Treasury Notes, 0.875%, 6/30/26	30,000,000	27,745,899
U.S. Treasury Notes, 4.625%, 9/15/26	40,000,000	40,561,719
U.S. Treasury Notes, 4.625%, 10/15/26	15,000,000	15,224,414
U.S. Treasury Notes, 4.625%, 11/15/26	230,000,000	233,665,625
U.S. Treasury Notes, 4.375%, 12/15/26	26,000,000	26,257,969
TOTAL U.S. TREASURY SECURITIES (Cost $489,522,855)		494,697,727
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.9%
Private Sponsor Collateralized Mortgage Obligations — 2.0%
Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1, SEQ, VRN, 4.50%, 11/25/48(1)	1,165,598	1,155,947
Arroyo Mortgage Trust, Series 2021-1R, Class A2, VRN, 1.48%, 10/25/48(1)	1,097,673	908,951
Arroyo Mortgage Trust, Series 2021-1R, Class A3, VRN, 1.64%, 10/25/48(1)	868,991	719,018
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A3, 7.10%, 10/25/63(1)	3,000,000	3,021,705
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A2, SEQ, 3.08%, 7/25/49(1)	601,434	573,316
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	721	649
CSMC Mortgage Trust, Series 2020-AFC1, Class A3, VRN, 2.51%, 2/25/50(1)	543,092	506,845
CSMC Mortgage Trust, Series 2021-NQM6, Class A1, SEQ, VRN, 1.17%, 7/25/66(1)	959,649	771,756
GCAT Trust, Series 2021-CM2, Class A1, SEQ, VRN, 2.35%, 8/25/66(1)	4,083,269	3,749,499
Home RE Ltd., Series 2018-1, Class M2, VRN, 8.47%, (1-month SOFR plus 3.11%), 10/25/28(1)	1,348,088	1,356,744
Home RE Ltd., Series 2022-1, Class M1A, VRN, 8.19%, (30-day average SOFR plus 2.85%), 10/25/34(1)	1,189,830	1,198,750
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.75%, 10/25/29(1)	80,495	77,070
JP Morgan Mortgage Trust, Series 2019-5, Class A15, VRN, 4.00%, 11/25/49(1)	333,243	307,795
JP Morgan Mortgage Trust, Series 2020-5, Class A15, VRN, 3.00%, 12/25/50(1)	2,940,866	2,477,705
OBX Trust, Series 2023-NQM10, Class A2, 6.92%, 10/25/63(1)	1,842,000	1,865,875
OBX Trust, Series 2023-NQM9, Class A2, 7.51%, 10/25/63(1)	3,116,747	3,192,006
Radnor RE Ltd., Series 2021-2, Class M1A, VRN, 7.19%, (30-day average SOFR plus 1.85%), 11/25/31(1)	1,247,551	1,248,352
Triangle Re Ltd., Series 2021-1, Class M2, VRN, 9.37%, (1-month SOFR plus 4.01%), 8/25/33(1)	1,205,375	1,210,969

Verus Securitization Trust, Series 2019-INV2, Class A1, VRN, 3.91%, 7/25/59(1)	168,599	162,027
Verus Securitization Trust, Series 2019-INV3, Class A3, SEQ, VRN, 4.10%, 11/25/59(1)	2,984,680	2,914,934
Verus Securitization Trust, Series 2021-6, Class A2, VRN, 1.78%, 10/25/66(1)	783,798	649,005
		28,068,918
U.S. Government Agency Collateralized Mortgage Obligations — 4.9%
FHLMC, Series 2021-HQA3, Class M1, VRN, 6.19%, (30-day average SOFR plus 0.85%), 9/25/41(1)	5,207,482	5,157,150
FHLMC, Series 2022-DNA3, Class M1A, VRN, 7.34%, (30-day average SOFR plus 2.00%), 4/25/42(1)	2,233,234	2,254,434
FHLMC, Series 2022-DNA6, Class M1A, VRN, 7.49%, (30-day average SOFR plus 2.15%), 9/25/42(1)	2,206,902	2,227,923
FHLMC, Series 2023-HQA2, Class M1A, VRN, 7.34%, (30-day average SOFR plus 2.00%), 6/25/43(1)	4,091,193	4,128,373
FHLMC, Series K049, Class A2, SEQ, 3.01%, 7/25/25	7,871,614	7,656,087
FHLMC, Series K733, Class A2, SEQ, 3.75%, 8/25/25	13,076,902	12,850,454
FHLMC, Series KPLB, Class A, SEQ, 2.77%, 5/25/25	18,950,000	18,394,426
FNMA, Series 2006-60, Class KF, VRN, 5.75%, (30-day average SOFR plus 0.41%), 7/25/36	291,728	289,963
FNMA, Series 2009-33, Class FB, VRN, 6.27%, (30-day average SOFR plus 0.93%), 3/25/37	281,430	283,722
FNMA, Series 2014-C01, Class M2, VRN, 9.85%, (30-day average SOFR plus 4.51%), 1/25/24	3,994,090	4,005,357
FNMA, Series 2014-C02, Class 2M2, VRN, 8.05%, (30-day average SOFR plus 2.71%), 5/25/24	294,844	296,826
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	9,275,199	1,709,738
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	6,129,760	1,063,309
FNMA, Series 2017-C07, Class 1EB2, VRN, 6.45%, (30-day average SOFR plus 1.11%), 5/25/30	623,295	623,295
FNMA, Series 2022-R03, Class 1M1, VRN, 7.44%, (30-day average SOFR plus 2.10%), 3/25/42(1)	1,762,800	1,784,184
FNMA, Series 2022-R09, Class 2M1, VRN, 7.84%, (30-day average SOFR plus 2.50%), 9/25/42(1)	1,780,437	1,812,068
FNMA, Series 2023-R04, Class 1M1, VRN, 7.64%, (30-day average SOFR plus 2.30%), 5/25/43(1)	2,785,955	2,846,291
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	3,074,435	449,263
		67,832,863
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $95,191,529)		95,901,781
COLLATERALIZED LOAN OBLIGATIONS — 5.4%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, VRN, 6.68%, (1-month SOFR plus 1.31%), 6/15/36(1)	1,794,353	1,749,881
AMMC CLO XIII Ltd., Series 2020-2, Class A3R2, VRN, 7.91%, (3-month SOFR plus 2.51%), 7/24/29(1)	7,500,000	7,518,864
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.83%, (1-month SOFR plus 1.46%), 11/15/36(1)	2,415,500	2,389,045
Barings Private Credit Corp. CLO Ltd., Series 2023-1A, Class A1, VRN, 7.81%, (3-month SOFR plus 2.40%), 7/15/31(1)	4,000,000	3,973,529
Blackrock Rainier CLO VI Ltd., Series 2021-6A, Class A, VRN, 7.38%, (3-month SOFR plus 1.96%), 4/20/33(1)	3,000,000	2,973,515
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 7.84%, (3-month SOFR plus 2.46%), 8/14/30(1)	2,150,000	2,161,747
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.16%, (3-month SOFR plus 1.76%), 4/15/32(1)	2,186,246	2,182,022
Cerberus Loan Funding XXXVI LP, Series 2021-6A, Class A, VRN, 7.06%, (3-month SOFR plus 1.66%), 11/22/33(1)	409,892	409,712
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 7.51%, (3-month SOFR plus 2.11%), 11/16/30(1)	3,000,000	2,986,628
Eaton Vance CLO Ltd., Series 2015-1A, Class CR, VRN, 7.58%, (3-month SOFR plus 2.16%), 1/20/30(1)	5,500,000	5,492,532
Greystone CRE Notes Ltd., Series 2019-FL2, Class B, VRN, 7.08%, (1-month SOFR plus 1.71%), 9/15/37(1)	2,000,000	1,999,867
Monroe Capital MML CLO Ltd., Series 2017-1A, Class AR, VRN, 6.97%, (3-month SOFR plus 1.56%), 4/22/29(1)	1,566,970	1,562,967
Owl Rock CLO I Ltd., Series 2019-1A, Class A4, VRN, 7.43%, (3-month SOFR plus 2.06%), 5/20/31(1)	2,073,110	2,069,346
Palmer Square Loan Funding Ltd., Series 2021-3A, Class B, VRN, 7.43%, (3-month SOFR plus 2.01%), 7/20/29(1)	5,125,000	5,137,887
Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, VRN, 7.29%, (3-month SOFR plus 1.90%), 10/15/30(1)	2,350,000	2,348,414
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class B, VRN, 7.07%, (1-month SOFR plus 1.71%), 7/25/36(1)	8,400,000	8,108,710
Saranac CLO VII Ltd., Series 2014-2A, Class A1AR, VRN, 6.86%, (3-month SOFR plus 1.49%), 11/20/29(1)	1,260,150	1,261,505
TCP Waterman CLO LLC, Series 2017-1A, Class BR, VRN, 7.53%, (3-month SOFR plus 2.16%), 8/20/33(1)	8,400,000	8,326,929
Vibrant CLO VII Ltd., Series 2017-7A, Class B, VRN, 8.08%, (3-month SOFR plus 2.66%), 9/15/30(1)	2,000,000	2,005,034
Wellfleet CLO Ltd., Series 2015-1A, Class CR4, VRN, 7.78%, (3-month SOFR plus 2.36%), 7/20/29(1)	10,000,000	10,025,180
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $74,928,899)		74,683,314
U.S. GOVERNMENT AGENCY SECURITIES — 2.7%
FHLB, 4.625%, 6/6/25	16,300,000	16,393,199
FHLB, 4.625%, 11/17/26	15,000,000	15,215,851

FHLB, 4.00%, 6/30/28	6,000,000	6,027,632
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $37,250,022)		37,636,682
ASSET-BACKED SECURITIES — 2.3%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)	8,725,000	7,643,466
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)	1,508,707	1,370,956
Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.17%, 5/11/37(1)	5,969,811	4,763,296
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)	5,350,000	4,811,326
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	321,975	284,911
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(1)	416,647	405,128
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)	5,236,012	4,351,650
MVW LLC, Series 2019-2A, Class B, 2.44%, 10/20/38(1)	628,338	592,002
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, SEQ, 3.97%, 6/15/44(1)	2,315,996	2,041,650
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class D, 4.54%, 5/20/36(1)	119,599	115,911
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(1)	145,914	140,931
Sierra Timeshare Receivables Funding LLC, Series 2021-8, Class D, 3.17%, 11/20/37(1)	460,895	431,486
Start II Ltd., Series 2019-1, Class A, SEQ, 4.09%, 3/15/44(1)	2,920,906	2,656,148
Tricon American Homes Trust, Series 2020-SFR2, Class C, 2.03%, 11/17/39(1)	1,800,000	1,578,256
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	132,911	129,906
TOTAL ASSET-BACKED SECURITIES (Cost $35,921,694)		31,317,023
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.0%
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 7.64%, (1-month SOFR plus 2.27%), 11/15/34(1)	4,370,000	1,638,782
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, SEQ, 2.88%, 2/10/48	4,156,393	4,075,569
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, VRN, 7.01%, (1-month SOFR plus 1.65%), 5/15/36(1)	997,518	994,510
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, VRN, 7.56%, (1-month SOFR plus 2.20%), 5/15/36(1)	3,693,810	3,668,793
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	3,575,000	3,207,594
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.85%, 2/10/32(1)	3,533,000	3,096,866
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4, SEQ, 2.93%, 4/15/50	4,583,000	4,437,270
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A3, SEQ, 3.57%, 9/15/58	3,537,776	3,433,544
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A3, SEQ, 3.45%, 12/15/48	3,160,459	3,054,873
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $30,866,308)		27,607,801
BANK LOAN OBLIGATIONS(3) — 0.2%
Aerospace and Defense — 0.2%
TransDigm, Inc., 2023 Term Loan I, 8.60%, (3-month SOFR plus 3.25%), 8/24/28 (Cost $2,978,540)	2,977,500	2,994,784
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES†
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, VRN, 5.36%, (1-year H15T1Y plus 2.25%), 9/1/35	101,459	103,853
FHLMC, VRN, 5.52%, (1-year RFUCC plus 1.87%), 7/1/36	12,790	13,116
FHLMC, VRN, 5.71%, (1-year RFUCC plus 1.89%), 7/1/41	27,187	27,198
FHLMC, VRN, 4.55%, (1-year RFUCC plus 1.65%), 12/1/42	48,452	49,386
FNMA, VRN, 7.14%, (6-month RFUCC plus 1.57%), 6/1/35	25,699	26,163
FNMA, VRN, 7.17%, (6-month RFUCC plus 1.57%), 6/1/35	66,719	67,880
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $290,942)		287,596
SHORT-TERM INVESTMENTS — 8.0%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	605,225	605,225
Repurchase Agreements — 1.8%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.75% - 4.375%, 12/31/26 - 2/15/38, valued at $1,781,023), in a joint trading account at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $1,745,460)		1,744,433
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/26, valued at $21,347,608), at 5.31%, dated 12/29/23, due 1/2/24 (Delivery value $20,941,348)		20,929,000

Toronto-Dominion Bank, (collateralized by various U.S. Treasury obligations, 2.125% - 3.625%, 2/29/24 - 3/31/28, valued at $1,785,126), at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $1,750,030)		1,749,000
		24,422,433
Treasury Bills(4) — 6.2%
U.S. Treasury Bills, 5.07%, 11/29/24	90,000,000	86,223,777
TOTAL SHORT-TERM INVESTMENTS (Cost $111,008,510)		111,251,435
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $1,384,961,692)		1,386,552,266
OTHER ASSETS AND LIABILITIES — (0.2)%		(2,668,481)
TOTAL NET ASSETS — 100.0%		$1,383,883,785

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	2,809	March 2024	$578,412,600	$3,850,720
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	1,401	March 2024	$152,391,587	$(2,400,550)
U.S. Treasury 10-Year Notes	68	March 2024	7,676,562	(157,031)
U.S. Treasury 10-Year Ultra Notes	35	March 2024	4,130,547	(172,881)
U.S. Treasury Long Bonds	2	March 2024	249,875	(17,926)
U.S. Treasury Ultra Bonds	2	March 2024	267,188	(23,019)
			$164,715,759	$(2,771,407)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	–	Interest Only
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $301,656,289, which represented 21.8% of total net assets.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $3,534,540.
(3)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and bank loan obligations are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$510,174,123	—
U.S. Treasury Securities	—	494,697,727	—
Collateralized Mortgage Obligations	—	95,901,781	—
Collateralized Loan Obligations	—	74,683,314	—
U.S. Government Agency Securities	—	37,636,682	—
Asset-Backed Securities	—	31,317,023	—
Commercial Mortgage-Backed Securities	—	27,607,801	—
Bank Loan Obligations	—	2,994,784	—
U.S. Government Agency Mortgage-Backed Securities	—	287,596	—
Short-Term Investments	$605,225	110,646,210	—
	$605,225	$1,385,947,041	—
Other Financial Instruments
Futures Contracts	$3,850,720	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$2,771,407	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.